Statements of Stockholder's Equity (USD $) In Thousands, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Balance at Dec. 31, 2008	$ 414,318	$ 2,000	$ 168,998	$ 273,964	$ (30,644)
Cumulative effect of adoption of accounting principle	(61,685)			(54,908)	(6,777)
Impact of adoption of new guidance for other-than-temporary impairments of debt securities, net of taxes				3,733	(3,733)
Comprehensive income:
Net income (loss)	51,271			51,271
Other comprehensive income (loss), net of taxes	53,052				53,052
Total comprehensive income	104,323
Balance at Dec. 31, 2009	456,956	2,000	168,998	274,060	11,898
Affiliated Asset Transfers	744		744
Comprehensive income:
Net income (loss)	91,008			91,008
Other comprehensive income (loss), net of taxes	17,233				17,233
Total comprehensive income	108,241
Balance at Dec. 31, 2010	565,941	2,000	169,742	365,068	29,131
Contributed Capital	38,000		38,000
Affiliated Asset Transfers	186		186
Comprehensive income:
Net income (loss)	(59,787)			(59,787)
Other comprehensive income (loss), net of taxes	17,993				17,993
Total comprehensive income	(41,794)
Balance at Dec. 31, 2011	$ 562,333	$ 2,000	$ 207,928	$ 305,281	$ 47,124